UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Bonanza Capital, Ltd.

Address:    300 Crescent Court
            Suite 250
            Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernay Box
Title: President of Bonanza Fund Management, Inc., the general partner of Bonanza Capital, Ltd.
Phone:  214-303-3900


Signature, Place and Date of Signing:

/s/ Bernay Box                     Dallas, Texas                  May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $22,405
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-11390                     Bonanza Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE

                                                         Bonanza Capital, Ltd.
                                                            March 31, 2009


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                --------          -----       --------  -------   --- ----   ----------  --------  ----    ------ ----
BANK OF AMERICA CORPORATION   COM               060505104     682       100,000 SH         SOLE        1           100,000
BLUEPHOENIX SOLUTIONS LTD     SHS               M20157109     521       271,400 SH         SOLE        1           271,400
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204   6,055       154,473 SH         SOLE        1           154,473
ELECTRO OPTICAL SCIENCES INC  COM               285192100   1,805       414,937 SH         SOLE        1           414,937
ENDWAVE CORP                  COM NEW           29264A206     549       280,000 SH         SOLE        1           280,000
EUROSEAS LTD                  COM NEW           Y23592200     765       198,800 SH         SOLE        1           198,800
INTERSECTIONS INC             COM               460981301   2,264       424,700 SH         SOLE        1           424,700
KHD HUMBOLDT WEDAG INTL LTD   COM               482462108   1,714       248,000 SH         SOLE        1           248,000
MAUI LD & PINEAPPLE INC       COM               577345101     622        73,208 SH         SOLE        1            73,208
MEDCATH CORP                  COM               58404W109     965       132,800 SH         SOLE        1           132,800
NUVEEN FLTNG RTE INCM OPP FD  COM SHS           6706EN100     814       154,400 SH         SOLE        1           154,400
OPNEXT INC                    COM               68375V105     800       467,700 SH         SOLE        1           467,700
PETROQUEST ENERGY INC         COM               716748108     120        50,000 SH         SOLE        1            50,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     873        20,000 SH         SOLE        1            20,000
PROSHARES TR                  PSHS ULTRUSS2000  74347R842     675        50,000 SH         SOLE        1            50,000
SILVERLEAF RESORTS INC        COM               828395103   1,448     2,298,600 SH         SOLE        1         2,298,600
SPDR SERIES TRUST             BRCLYS YLD ETF    78464A417     883        30,000 SH         SOLE        1            30,000
TEGAL CORP                    COM NEW           879008209     564       512,820 SH         SOLE        1           512,820
TEXTRON INC                   COM               883203101     287        50,000 SH         SOLE        1            50,000




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